Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2025
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

31 March 2025	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	10,876	942	11,818	345	17	12,180	4,384

UK	5,887	1,109	6,996	14	59	7,069	1,558

Other Europe	4,805	761	5,566	108	20	5,694	1,510

Türkiye	2,484	595	3,079	7	–	3,086	842

Africa	6,172	1,113	7,285	472	34	7,791	2,593

Common Functions 2	663	57	720	1,097	–	1,817	45

Eliminations	(129)	–	(129)	(60)	–	(189)	–

Group	30,758	4,577	35,335	1,983	130	37,448	10,932

31 March 2024	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	11,453	1,132	12,585	357	15	12,957	5,017

UK	5,631	1,111	6,742	54	41	6,837	1,408

Other Europe	4,722	665	5,387	102	15	5,504	1,516

Türkiye	1,746	609	2,355	7	–	2,362	510

Africa	5,951	1,030	6,981	409	30	7,420	2,539

Common Functions 2	559	49	608	1,256	–	1,864	29

Eliminations	(150)	(1)	(151)	(76)	–	(227)	–

Group	29,912	4,595	34,507	2,109	101	36,717	11,019
Notes:

1.	Other revenue includes lease revenue recognised un d er IFRS 16 ‘Leases’ (see note 20 ‘Leases’).

2.	Comprises central teams and business functions.

31 March 2023	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	11,433	1,313	12,746	350	17	13,113	5,323

UK	5,358	1,375	6,733	58	33	6,824	1,350

Other Europe 2	5,005	602	5,607	117	20	5,744	1,632

Türkiye 3	1,593	475	2,068	4	–	2,072	424

Africa	6,556	1,089	7,645	403	28	8,076	2,880

Vantage Towers	–	–	–	1,338	–	1,338	795

Common Functions 4	530	47	577	1,191	–	1,768	20

Eliminations	(157)	(1)	(158)	(1,105)	–	(1,263)	–

Group	30,318	4,900	35,218	2,356	98	37,672	12,424
Notes:
1.	Other revenue includes lease revenue recog ni sed under IFRS 16 ‘Le ase s’ (see note 20 ‘Leases’).
2.	Includes the results of Vodafone Hungary which, as previously r epor ted, was sold in January 2023.
3.	Includes the results of Vodafone Ghana which, as previously reported, was sold in February 2023.
4.	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit

	2025 €m	2024 € m	2023 € m
Adjusted EBITDAaL	10,932	11,019	12,424

Restructuring costs	(164)	(703)	(538)

Interest on lease liabilities	488	440	355

Loss on disposal of property, plant and equipment and intangible assets	(25)	(34)	(41)

Depreciation and amortisation on owned assets	(7,569)	(7,397)	(7,520)

Share of results of equity accounted associates and joint ventures	(123)	(96)	433

Impairment (charge)/reversal	(4,515)	64	(64)

Other income	565	372	9,402

Operating (loss)/profit	(411)	3,665	14,451

Investment income	864	581	232

Finance costs	(1,931)	(2,626)	(1,609)

(Loss)/profit before taxation	(1,478)	1,620	13,074

Schedule of segmental assets and cash flow

31 March 2025	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	37,621	2,482	1,127	–	4,536	4,350

UK	7,904	926	2,157	48	1,908	–

Other Europe	7,304	857	474	26	1,472	165

Türkiye	2,059	447	187	–	681	–

Africa	6,981	1,039	499	162	1,129	–

Common Functions	2,281	1,142	212	–	1,078	–

Group	64,150	6,893	4,656	236	10,804	4,515

31 March 2024	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment reversal 4 € m

Germany	42,931	2,565	1,045	–	4,543	–

UK	6,863	878	957	–	1,733	–

Other Europe	7,564	862	442	–	1,447	–

Türkiye	1,644	320	160	120	537	(64)

Africa	6,377	1,005	296	163	1,184	–

Common Functions	1,972	782	203	–	970	–

Group	67,351	6,412	3,103	283	10,414	(64)

31 March 2023	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	43,878	2,701	2,145	2	4,154	–

Italy	10,235	833	916	5	–	–

UK	6,629	892	1,639	–	1,562	–

Spain	6,331	565	742	8	–	–

Other Europe	7,815	927	1,104	151	1,363	–

Türkiye	1,502	235	150	9	546	64

Africa	6,796	1,122	246	264	1,311	–

Vantage Towers	–	551	318	–	326	–

Common Functions	2,013	839	127	–	993	–

Group	85,199	8,665	7,387	439	10,255	64
Notes:

1.	Comprises goodwill, other intangible assets and property, plant and equipment.

2.	Includes additions to: (i) property, plant and equipment (excluding right-of-use assets) and (ii) computer software, development costs and identifiable wavelengths, reported within Intangible assets.

3.	Includes additions to licences and spectrum and customer base acquisitions.

4.	See note 4 ‘Impairment losses’ for more information.